THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

                          WESTWOOD LARGECAP VALUE FUND
                         WESTWOOD DIVIDEND GROWTH FUND
                           WESTWOOD SMIDCAP PLUS FUND
                             WESTWOOD SMIDCAP FUND
                          WESTWOOD SMALLCAP VALUE FUND
                        WESTWOOD INCOME OPPORTUNITY FUND
                    WESTWOOD SHORT DURATION HIGH YIELD FUND
                          WESTWOOD GLOBAL EQUITY FUND
                         WESTWOOD GLOBAL DIVIDEND FUND
                         WESTWOOD EMERGING MARKETS FUND
                      WESTWOOD EMERGING MARKETS PLUS FUND
                            (TOGETHER, THE "FUNDS")

                       SUPPLEMENT DATED NOVEMBER 28, 2014
                                     TO THE
              INSTITUTIONAL SHARES PROSPECTUS DATED MARCH 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a November 6, 2014 meeting, the Board of Trustees of the Trust approved a new intra-fund conversion privilege for the Funds. Accordingly, the Prospectus is supplemented as follows:

     IN THE SECTION "PURCHASING, SELLING AND EXCHANGING FUND SHARES," THE "HOW TO EXCHANGE FUND SHARES" SUB-SECTION IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Institutional Class Shares of a Fund for Institutional Class Shares of another fund in the Westwood Funds complex by writing to or calling the Funds or your financial intermediary. At no charge, you may also convert Institutional Class shares of a Fund directly to A Class shares of the same Fund, where offered, by writing to or calling the Fund or your financial intermediary, subject to the fees and expenses of A Class shares, and provided that you meet the eligibility requirements applicable to investing in A Class shares, as set forth in the A Class shares prospectus. You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-037-0100

                 THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

                          WESTWOOD LARGECAP VALUE FUND
                        WESTWOOD INCOME OPPORTUNITY FUND
                    WESTWOOD SHORT DURATION HIGH YIELD FUND
                          WESTWOOD GLOBAL EQUITY FUND
                         WESTWOOD GLOBAL DIVIDEND FUND
                         WESTWOOD EMERGING MARKETS FUND
                      WESTWOOD EMERGING MARKETS PLUS FUND
                            (TOGETHER, THE "FUNDS")

                       SUPPLEMENT DATED NOVEMBER 28, 2014
                                     TO THE
                 A CLASS SHARES PROSPECTUS DATED MARCH 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a November 6, 2014 meeting, the Board of Trustees of the Trust approved a new intra-fund conversion privilege for the Funds. Accordingly, the Prospectus is supplemented as follows:

     IN THE SECTION "PURCHASING, SELLING AND EXCHANGING FUND SHARES," THE "HOW TO EXCHANGE FUND SHARES" SUB-SECTION IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange A Class Shares of a Fund for A Class Shares of another fund in the Westwood Funds complex by writing to or calling the Funds or your financial intermediary. At no charge, you may also convert A Class shares of a Fund directly to Institutional Class shares of the same Fund, where offered, by writing to or calling the Fund or your financial intermediary, subject to the fees and expenses of Institutional Class shares, and provided that you meet the eligibility requirements applicable to investing in Institutional Class shares, as set forth in the Institutional Class shares prospectus. You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-038-0100